CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) cashGeneratingUnit	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 87,200	$ 77,721
Number of cash-generating unit | cashGeneratingUnit	2
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate applied to cash flow projections	14.00%
Effective tax rate	15.00%
Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate applied to cash flow projections	14.00%
Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Minimum | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Effective tax rate	0.00%
Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	12.00%
Maximum | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	11.00%
Effective tax rate	25.00%
Mobile Apps
Disclosure of detailed information about intangible assets [line items]
Intangible asset, estimated useful life	48 months	48 months	48 months
Domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 78,071	$ 69,554
Domain names and related websites | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 8,100	$ 8,100